Software Development Costs, net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Software Development Costs Net
Software Development Costs, net

NOTE 6 – Software Development Costs, net

Amortization expense for capitalized software development costs was approximately $209 thousand for the period from January 1, 2023, to March 14, 2023 (Predecessor). There was no amortization expense for capitalized software development costs for the three months ended March 31, 2024 (Successor) and for the period from March 15, 2023, to March 31, 2023 (Successor).

NOTE 6 – Software Development Costs, net

Capitalized software development costs consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Capitalized software development costs	$-	$2,680
Accumulated amortization	-	(2,193)
Software development costs, net	$-	$487

Amortization expense for capitalized software development costs was approximately $209 thousand and $527 thousand for the period from January 1, 2023, to March 14, 2023 (Predecessor) and for the year ended December 31, 2022 (Predecessor), respectively. There was no amortization expense for capitalized software development costs for the period from March 15, 2023, to December 31, 2023 (Successor).